Statements of Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Net research and development expenses [Abstract]
Gross research and development expenses	$ 65,243	$ 53,124	$ 47,875
Research and development tax credits and grants	(8,089)	(5,956)	(5,188)
Net research and development expenses for the year	57,154	47,168	42,687
Cost of sales [Abstract]
Depreciation of property, plant and equipment	2,077	1,522	1,290
Amortization of intangible assets	9,212	2,652	702
Total depreciation and amortization expense	11,289	4,174	1,992
Selling and administrative expenses [Abstract]
Depreciation of property, plant and equipment	902	530	501
Amortization of intangible assets	592	251	75
Total depreciation and amortization expenses for the year	1,494	781	576
Net research and development expenses [Abstract]
Depreciation of property, plant and equipment	2,465	1,850	2,023
Amortization of intangible assets	523	386	395
Total depreciation and amortization expenses for the year	2,988	2,236	2,418
Depreciation of property, plant and equipment	5,444	3,902	3,814
Amortization of intangible assets	10,327	3,289	1,172
Total depreciation and amortization expenses for the year	15,771	7,191	4,986
Employee compensation [Abstract]
Salaries and benefits	134,453	115,832	112,569
Restructuring charges	2,072	3,509	0
Stock-based compensation costs	1,748	1,414	1,378
Total employee compensation for the year	138,273	120,755	113,947
Restructuring charges [Abstract]
Cost of sales	517	1,697	0
Selling and administrative expenses	673	1,150	0
Net research and development costs	3,219	2,232	0
Interest and other expense	150	0	0
Income taxes	(1,150)	0	0
Total restructuring charges for the year	3,409	5,079	0
Stock-based compensation costs [Abstract]
Cost of sales	143	121	107
Selling and administrative expenses	1,217	1,052	972
Net research and development expenses	388	304	299
Total stock-based compensation costs for the year	$ 1,748	$ 1,477	$ 1,378